Simplify Risk Parity Treasury ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Principal Value
U.S. Government Obligations – 58.6%
U.S. Treasury Note, 1.00%, 7/31/2028
(Cost $2,939,657) ........................................................... $ 3,000,000 $ 2,940,000
Total Investments – 58.6%
(Cost $2,939,657) ........................................................................... $ 2,940,000
Other Assets in Excess of Liabilities – 41.4% ........................................................ 2,075,289
Net Assets – 100.0% .......................................................................... $ 5,015,289
At September 30, 2021 open futures contracts purchased were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
U.S. 10 Year Note Future .......................... 96 $ 12,634,500 12/21/21 $ 7,279
Summary of Schedule of Investments
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 58.6%
Total Investments ................................................................................ 58.6%
Other Assets in Excess of Liabilities .................................................................. 41.4%
Net Assets ..................................................................................... 100.0%